Retirement Benefit Obligations	12 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Retirement Benefit Obligations
NOTE 18. RETIREMENT BENEFIT OBLIGATIONS
The Company’s employees participate in various defined benefit pension and postretirement plans sponsored by the Company and its subsidiaries. Plans in the U.S., U.K., Australia, and other foreign plans are accounted for as defined benefit pension plans. Accordingly, the funded and unfunded position of each plan is recorded in the Balance Sheets. Actuarial gains and losses that have not yet been recognized through net income are recorded in Accumulated other comprehensive loss, net of taxes, until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and the recognition of expenses related to the plans are dependent on various assumptions. The major assumptions primarily relate to discount rates, expected long-term rates of return on plan assets and mortality rates. Management develops each assumption using relevant company experience in conjunction with market-related data for each individual country in which such plans exist. The funded status of the plans can change from year to year, but the assets of the funded plans have been sufficient to pay all benefits that came due in each of fiscal 2024, 2023 and 2022.
Summary of Funded Status
The Company uses a June 30 measurement date for all pension and postretirement benefit plans. The combined domestic and foreign pension and postretirement benefit plans resulted in a net pension and postretirement benefits asset (liability) of $12 million and $(13) million at June 30, 2024 and 2023, respectively. The Company recognized these amounts in the Balance Sheets at June 30, 2024 and 2023 as follows:

	Pension Benefits
	Domestic		Foreign		Postretirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	(in millions)
Other non-current assets	$—	$—	$147	$134	$—	$—	$147	$134
Other current liabilities	—	—	(3)	(6)	(7)	(7)	(10)	(13)
Retirement benefit obligations	(28)	(37)	(48)	(45)	(49)	(52)	(125)	(134)
Net asset (liability) recognized	$(28)	$(37)	$96	$83	$(56)	$(59)	$12	$(13)
The following table sets forth the change in the projected benefit obligation, change in the fair value of the Company’s plan assets and funded status:

	Pension Benefits
	Domestic		Foreign		Postretirement Benefits		Total
	As of June 30,
	2024	2023	2024	2023	2024	2023	2024	2023
	(in millions)
Projected benefit obligation, beginning of the year	$241	$260	$646	$755	$59	$68	$946	$1,083
Service cost	—	—	1	1	—	—	1	1
Interest cost	13	11	33	27	3	2	49	40
Benefits paid	(22)	(21)	(35)	(42)	(7)	(7)	(64)	(70)
Settlements(a)	—	—	(54)	(5)	—	—	(54)	(5)
Actuarial (gain) loss(b)	(4)	(9)	3	(114)	1	(4)	—	(127)
Foreign exchange rate changes	—	—	(4)	24	—	—	(4)	24
Projected benefit obligation, end of the year	228	241	590	646	56	59	874	946
Change in the fair value of plan assets for the Company’s benefit plans:
Fair value of plan assets, beginning of the year	204	220	729	831	—	—	933	1,051
Actual return on plan assets	6	5	39	(97)	—	—	45	(92)
Employer contributions	12	—	11	14	—	—	23	14
Benefits paid	(22)	(21)	(35)	(42)	—	—	(57)	(63)
Settlements(a)	—	—	(54)	(5)	—	—	(54)	(5)
Foreign exchange rate changes	—	—	(4)	28	—	—	(4)	28
Fair value of plan assets, end of the year	200	204	686	729	—	—	886	933
Funded status	$(28)	$(37)	$96	$83	$(56)	$(59)	$12	$(13)
(a)Amounts related to payments made to former employees of the Company in full settlement of their pension benefits.
(b)Actuarial gains for fiscal 2023 for domestic and international pension plans primarily relate to the increase in discount rates used in measuring plan obligations as of June 30, 2023.
Amounts recognized in Accumulated other comprehensive loss consist of:

	Pension Benefits
	Domestic		Foreign		Postretirement Benefits		Total
	As of June 30,
	2024	2023	2024	2023	2024	2023	2024	2023
	(in millions)
Actuarial losses (gains)	$116	$118	$315	$342	$(8)	$(8)	$423	$452
Prior service cost (benefit)	—	—	7	7	(24)	(28)	(17)	(21)
Net amounts recognized	$116	$118	$322	$349	$(32)	$(36)	$406	$431
Accumulated pension benefit obligations as of June 30, 2024 and 2023 were $816 million and $883 million, respectively.
Below is information about funded and unfunded pension plans:

	Domestic Pension Benefits
	Funded Plans		Unfunded Plans		Total
	As of June 30,
	2024	2023	2024	2023	2024	2023
	(in millions)
Projected benefit obligation	$221	$234	$7	$7	$228	$241
Accumulated benefit obligation	221	234	7	7	228	241
Fair value of plan assets	200	204	—	—	200	204

	Foreign Pension Benefits
	Funded Plans		Unfunded Plans		Total
	As of June 30,
	2024	2023	2024	2023	2024	2023
	(in millions)
Projected benefit obligation	$540	$599	$50	$47	$590	$646
Accumulated benefit obligation	538	595	50	47	588	642
Fair value of plan assets	686	729	—	—	686	729
The accumulated benefit obligation exceeds the fair value of plan assets for all domestic pension plans.
Below is information about foreign pension plans in which the accumulated benefit obligation exceeds the fair value of the plan assets:

	Foreign Pension Benefits
	Funded Plans		Unfunded Plans		Total
	As of June 30,
	2024	2023	2024	2023	2024	2023
	(in millions)
Projected benefit obligation	$—	$46	$50	$47	$50	$93
Accumulated benefit obligation	—	46	50	47	50	93
Fair value of plan assets	—	43	—	—	—	43
Summary of Net Periodic Benefit Costs
The Company recorded $28 million, $13 million and nil in net periodic benefit costs in the Statements of Operations for the fiscal years ended June 30, 2024, 2023 and 2022, respectively. The Company utilizes the full yield-curve approach to estimate the service and interest cost components of net periodic benefit costs for its pension and other postretirement benefit plans.
The amortization of amounts related to unrecognized prior service costs (credits), deferred losses and settlements, curtailments and other were reclassified out of Other comprehensive income as a component of net periodic benefit costs. The components of net periodic benefit costs were as follows:

	Pension Benefits
	Domestic			Foreign			Postretirement Benefits			Total
	For the fiscal years ended June 30,
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(in millions)
Service cost benefits earned during the period	$—	$—	$—	$1	$1	$1	$—	$—	$—	$1	$1	$1
Interest costs on projected benefit obligations	13	11	7	33	27	17	3	2	1	49	40	25
Expected return on plan assets	(12)	(11)	(15)	(37)	(32)	(36)	—	—	—	(49)	(43)	(51)
Amortization of deferred losses	5	5	5	15	14	14	—	—	—	20	19	19
Amortization of prior service credits	—	—	—	—	—	—	(4)	(4)	(4)	(4)	(4)	(4)
Settlements, curtailments and other	—	—	8	11	—	2	—	—	—	11	—	10
Net periodic benefit costs (income) – Total	$6	$5	$5	$23	$10	$(2)	$(1)	$(2)	$(3)	$28	$13	$—

	Pension Benefits
	Domestic			Foreign			Postretirement Benefits
	For the fiscal years ended June 30,
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Additional information
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.6%	5.4%	4.9%	5.2%	5.4%	3.9%	5.5%	5.5%	4.6%
Rate of increase in future compensation	N/A	N/A	N/A	2.9%	3.9%	3.9%	N/A	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate for PBO	5.4%	4.9%	2.9%	5.4%	3.9%	1.9%	5.5%	4.6%	2.4%
Discount rate for service cost	N/A	N/A	3.3%	5.4%	4.8%	1.8%	5.5%	4.9%	2.8%
Discount rate for interest on PBO	5.5%	4.6%	2.2%	5.7%	3.8%	1.6%	5.6%	4.3%	1.7%
Expected return on plan assets	6.0%	5.5%	5.8%	5.4%	3.9%	3.3%	N/A	N/A	N/A
Rate of increase in future compensation	N/A	N/A	N/A	3.9%	3.9%	3.6%	N/A	N/A	N/A
N/A—not applicable
The following assumed health care cost trend rates as of June 30 were also used in accounting for postretirement benefits:

	Postretirement benefits
	2024	2023
Health care cost trend rate	6.8%	6.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.3%	5.2%
Year that the rate reaches the ultimate trend rate	2031	2031
The following table sets forth the estimated benefit payments for the next five fiscal years, and in aggregate for the five fiscal years thereafter. The expected benefits are estimated based on the same assumptions used to measure the Company’s benefit obligation at the end of the fiscal year and include benefits attributable to estimated future employee service:

	Expected Benefit Payments
	Pension Benefits		Postretirement Benefits	Total
	Domestic	Foreign
	(in millions)
Fiscal Year
2025	$20	$48	$7	$75
2026	19	44	7	70
2027	19	44	6	69
2028	19	44	6	69
2029	19	43	5	67
2030 to 2034	87	209	22	318
Plan Assets
The Company applies the provisions of ASC 715, which requires disclosures including: (i) investment policies and strategies; (ii) the major categories of plan assets; (iii) the inputs and valuation techniques used to measure plan assets; (iv) the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period; and (v) significant concentrations of risk within plan assets.
The table below presents the Company’s plan assets by level within the fair value hierarchy, as described in Note 2—Summary of Significant Accounting Policies, as of June 30, 2024 and 2023:

		2024					2023
		Fair Value Measurements at Reporting Date Using					Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2	Level 3	NAV	Total	Level 1	Level 2	Level 3	NAV
	(in millions)
Assets
Pooled funds:(a)
Domestic equity funds	$42	$—	$—	$—	$42	$37	$—	$—	$—	$37
International equity funds	69	—	36	—	33	94	—	48	—	46
Domestic fixed income funds	104	—	—	—	104	112	—	—	—	112
International fixed income funds	606	—	520	—	86	546	—	444	—	102
Balanced funds	35	—	35	—	—	42	—	42	—	—
Other	30	8	—	6	16	102	78	—	6	18
Total	$886	$8	$591	$6	$281	$933	$78	$534	$6	$315
(a)Open-ended pooled funds that are registered and/or available to the general public are valued at the daily published net asset value (“NAV”). Other pooled funds are valued at the NAV provided by the fund issuer.
The table below sets forth a summary of changes in the fair value of investments reflected as Level 3 assets as of June 30, 2024 and 2023:

Level 3 Investments
(in millions)
Balance, June 30, 2022	$7
Actual return on plan assets:
Relating to assets still held at end of period	(1)
Relating to assets sold during the period	—
Purchases, sales, settlements and issuances	—
Transfers in and out of Level 3	—
Balance, June 30, 2023	$6
Actual return on plan assets:
Relating to assets still held at end of period	1
Relating to assets sold during the period	—
Purchases, sales, settlements and issuances	(1)
Transfers in and out of Level 3	—
Balance, June 30, 2024	$6
The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets within an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to conduct a periodic strategic review of its asset allocation. The Company’s current broad strategic targets are to have a pension asset portfolio comprised of 14% equity securities, 83% fixed income securities and 3% in cash and other investments. In developing the expected long-term rate of return, the Company considered the pension asset portfolio’s past average rate of returns and future return expectations of the various asset classes. A portion of the other allocation is reserved in cash to provide for expected benefits to be paid in the short term. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity. The Company’s fixed income portfolio is investment grade in the aggregate. The Company does not manage any assets internally.
The Company’s benefit plan weighted-average asset allocations, by asset category, are as follows:

	Pension Assets
	As of June 30,
	2024	2023
Asset Category
Equity securities	14%	15%
Debt securities	81%	72%
Cash and other	5%	13%
Total	100%	100%
Required pension plan contributions for the next fiscal year are expected to be approximately $1 million; however, actual contributions may be affected by pension asset and liability valuation changes during the year. The Company will continue to make voluntary contributions as necessary to improve funded status.